Debt - Schedule of Estimated Principal Payments on all Debt Outstanding (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Long-term Debt, Fiscal Year Maturity [Abstract]
2022 (remaining six months)	$ 735
2023	1,470	$ 1,470
2024	1,470	1,470
2025	1,470	1,470
2026	1,470	1,470
Thereafter	8,080	9,550
Total	$ 14,695	$ 15,430